Unaudited Consolidated Statement of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
Equity based compensation, tax		$ 0.5			$ 0.1	$ 0.6
Common Stock, Dividends, Per Share, Declared	$ 190,000	$ 190,000	$ 140,000	$ 140,000	$ 140,000	$ 140,000
Preferred units Series A ($0.5625 per unit)
Preferred Stock, Dividends Per Share, Declared	562,500	562,500	562,500	562,500	562,500	562,500
Preferred units Series B ($0.5313 per unit)
Preferred Stock, Dividends Per Share, Declared	$ 531,300	$ 531,300	$ 531,300	$ 531,300	$ 531,300	$ 531,300